Note 12 - Property and Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Depreciation	$ 1,732,035	$ 2,838,031	$ 3,037,681